Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 1		$ 12,688
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 2		14,211
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 3		0
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 4		0
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 5		8,453
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 6		29,945
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 7		6,300
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 8		39,877
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 9		21,141
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 10		44,156
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 11		6,300
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 12		$ 39,877
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 1	$ 9,793
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 2	41,990
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 3	12,688
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 4	14,211
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 5	6,636
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 6	29,945
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 7	8,453
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 8	29,945
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 9	16,429
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 10	71,935
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 11	21,141
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 12	$ 44,156